J. & W. Seligman & Co.
                                  Incorporated


                                                                     May 2, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Seligman Time  Horizon/Harvester  Series, Inc. (the "Fund")
     Post-Effective Amendment No. 2
     File Nos. 333-85111 and 811-09545

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 29, 2002.

     If you have any questions, please do not hesitate to call me at (212) 850-1375.

                                                           Very truly yours,

                                                           /s/Jennifer G. Muzzey

                                                           Jennifer G. Muzzey
                                                           Legal Assistant
                                                           Law & Regulation
JGM/jgm

           100 Park Avenue o New York, New York 10017 o (212) 850-1864